Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings (Loss) Per Share
Calculation of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for the period/year ended December 31, 2021, 2020, and 2019 have been calculated as follows:

	2021		2020	2019
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	89,213	14,000	19,610	11,363

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Dilutive effect of share options	0	0	—	—

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Basic and diluted earnings (loss) per share	27.32	4.29	6.00	3.48